FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES (Fair Value of Derivative Instruments) (Details) - Interest Rate Cap [Member] - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments in Hedges, Assets, at Fair Value		$ 102	$ 2,115
Derivative Instruments in Hedges, Liabilities, at Fair Value
Other Assets [Member]
Derivative Instruments In Hedges Long Term Portion Assets At Fair Value	$ 16	102	2,115
Derivative Instruments in Hedges, Assets, at Fair Value	16	102
Other Liabilities [Member]
Derivative Instruments In Hedges Long Term Portion Liabilities At Fair Value
Derivative Instruments in Hedges, Liabilities, at Fair Value